Fair value measurement (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short-term investments	$ 169,765
Assets	49,931,214	$ 43,345,195
Certificate of bank deposits (CDB)	1,365	5,770
Investment funds	123,417	70,967
Time deposit	303,970	194,390
Notes	51,029
Bill of credit (LC)	10	1
Real estate and agribusiness certificate of receivables	9,430	18,073
Real estate and agribusiness letter of credit	1,283	186
Corporate bonds and debentures	1,126,110	1,267,508
Equity instrument	12,900	13,199
Derivative financial instruments	75,464	20,981
Collateral for credit card operations	336	320
Derivative financial liabilities	32,329	28,173
Repurchase agreements	308,583	210,454	$ 197,242	$ 3,046
Instruments eligible as capital		3,988
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets	8,325,054	7,475,904
Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Assets	177,006	126,914
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets	419,159	1,407
Country Of Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets	28,023
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Short-term investments	161,094
Certificate of bank deposits (CDB)
Investment funds	86,802
Time deposit
Notes
Bill of credit (LC)
Real estate and agribusiness certificate of receivables		234
Real estate and agribusiness letter of credit
Corporate bonds and debentures	1,039,320	1,124,154
Equity instrument
Derivative financial instruments	219	3,079
Collateral for credit card operations
Derivative financial liabilities	2,500	4
Repurchase agreements
Instruments eligible as capital
Level 1 of fair value hierarchy [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets	8,325,054	7,475,904
Level 1 of fair value hierarchy [member] | Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Assets	177,006	126,914
Level 1 of fair value hierarchy [member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets	419,159	1,407
Level 1 of fair value hierarchy [member] | Country Of Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets	28,023
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Short-term investments	8,671
Certificate of bank deposits (CDB)	1,365	5,770
Investment funds	36,615	70,967
Time deposit	303,970	194,390
Notes	51,029
Bill of credit (LC)	10	1
Real estate and agribusiness certificate of receivables	9,430	17,839
Real estate and agribusiness letter of credit	1,283	186
Corporate bonds and debentures	86,790	143,354
Equity instrument
Derivative financial instruments	24,580	17,882
Collateral for credit card operations	336	320
Derivative financial liabilities	29,829	28,169
Repurchase agreements	308,583	210,454
Instruments eligible as capital		3,988
Level 2 of fair value hierarchy [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 2 of fair value hierarchy [member] | Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 2 of fair value hierarchy [member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 2 of fair value hierarchy [member] | Country Of Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Short-term investments
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Notes
Bill of credit (LC)
Real estate and agribusiness certificate of receivables
Real estate and agribusiness letter of credit
Corporate bonds and debentures
Equity instrument	12,900	13,199
Derivative financial instruments	50,665	20
Collateral for credit card operations
Derivative financial liabilities
Repurchase agreements
Instruments eligible as capital
Level 3 of fair value hierarchy [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 3 of fair value hierarchy [member] | Country Of United States [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 3 of fair value hierarchy [member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets
Country Of Colombia [Member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Assets